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METLIFE INSURANCE COMPANY OF CONNECTICUT
1300 HALL BOULEVARD
BLOOMFIELD, CT  06002-2910

May 2, 2012

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

Re: MetLife Insurance Company of Connecticut
    MetLife of CT Separate Account Eleven for Variable Annuities
    File Nos. 333-152256; 811-21262
    (Vintage 3, Portfolio Architect 3, Portfolio Architect L, Vintage L and Pioneer Annuistar Flex)
    Rule 497(j) Certification

Commissioners:

On behalf of MetLife Insurance Company of Connecticut (the "Company") and MetLife of CT Separate Account Eleven for Variable Annuities (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus Supplement for Pioneer Annuistar Flex and the Statement of Additional Information for Vintage 3, Portfolio Architect 3, Portfolio Architect L, Vintage L and Pioneer Annuistar Flex, each dated
April 30,2012, being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph
(c) of Rule 497 does not differ from the Prospectus Supplement and the Statement of Additional Information contained in Post-Effective Amendment No. 4 for the Account filed electronically with the Commission on April 6, 2012.

If you have any questions, please contact me at (617) 578-3031.

Sincerely,

/s/ John E. Connolly, Jr.
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John E. Connolly, Jr.
Assistant General Counsel
Metropolitan Life Insurance Company